SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
Schedule of financial instruments
Financial Instrument	Classification	Fair Value Hierarchy
Cash and cash equivalents	Amortized cost	N/A
Short-term investments	Amortized cost	N/A
Investments in private entities	FVTPL	Level 1 & 3
Investments held for sale	FVTPL	Level 3
Promissory notes receivable	Amortized cost	N/A
Convertible line of credit	FVTPL	Level 3
Accounts payable and accrued liabilities	Amortized cost	N/A
Derivative liabilities	FVTPL	Level 3
Debt	Amortized cost	N/A

Schedule of method use for depreciation calculation
Capital Asset Class	Method	Time Period
Land	Not depreciated
Buildings	Straight-line	10 - 40 years
Leasehold improvements	Straight-line	Shorter of estimated useful life or length of the lease
Furniture, fixtures and equipment	Straight-line	3 - 10 years
Construction in process	Not depreciated